Contents of Significant Accounts - Leases - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosures Of Leases [Abstract]
Addition to right of use assets	$ 1,683	$ 206